Investment Objectives and Goals - Ivy Variable Insurance Portfolios Classes - Standard and Service	Dec. 31, 2025
Nomura VIP Core Equity Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]	Nomura VIP Core Equity Series seeks to provide capital growth and appreciation.
Nomura VIP Growth Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]	Nomura VIP Growth Series seeks to provide growth of capital.
Nomura VIP Mid Cap Growth Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]	Nomura VIP Mid Cap Growth Series seeks to provide growth of capital.
Nomura VIP Smid Cap Core Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]	Nomura VIP Smid Cap Core Series seeks to provide capital appreciation.
Nomura VIP Small Cap Growth Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]	Nomura VIP Small Cap Growth Series seeks to provide growth of capital.
Nomura VIP Value Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]	Nomura VIP Value Series seeks to provide capital appreciation.
Nomura VIP Corporate Bond Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]	Nomura VIP Corporate Bond Series seeks to provide current income consistent with preservation of capital.
Nomura VIP High Income Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]	Nomura VIP High Income Series seeks to provide total return through a combination of high current income and capital appreciation.
Nomura VIP Limited-Term Bond Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]	Nomura VIP Limited-Term Bond Series seeks to provide current income consistent with preservation of capital.
Nomura VIP Global Growth Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]	Nomura VIP Global Growth Series seeks to provide growth of capital.
Nomura VIP International Core Equity Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]	Nomura VIP International Core Equity Series seeks to provide capital growth and appreciation.
Nomura VIP Asset Strategy Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]	Nomura VIP Asset Strategy Series seeks to provide total return.
Nomura VIP Balanced Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]	Nomura VIP Balanced Series seeks to provide total return through a combination of capital appreciation and current income.
Nomura VIP Energy Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]	Nomura VIP Energy Series seeks to provide capital growth and appreciation.
Nomura VIP Natural Resources Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]	Nomura VIP Natural Resources Series seeks to provide capital growth and appreciation.
Nomura VIP Science and Technology Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]	Nomura VIP Science and Technology Series seeks to provide growth of capital.
Nomura VIP Pathfinder Aggressive Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]	Nomura VIP Pathfinder Aggressive Series seeks to provide growth of capital consistent with a more aggressive level of risk as compared to the other Nomura VIP Pathfinder Series.
Nomura VIP Pathfinder Moderately Aggressive Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]
Nomura VIP Pathfinder Moderately Aggressive Series seeks to provide growth of capital, but also to seek income consistent with a moderately aggressive level of risk as compared to the other Nomura VIP Pathfinder Series.

Nomura VIP Pathfinder Moderate Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]	Nomura VIP Pathfinder Moderate Series seeks to provide total return consistent with a moderate level of risk as compared to the other Nomura VIP Pathfinder Series.
Nomura VIP Pathfinder Moderately Conservative Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]	Nomura VIP Pathfinder Moderately Conservative Series seeks to provide total return consistent with a moderately conservative level of risk as compared to the other Nomura VIP Pathfinder Series.
Nomura VIP Pathfinder Conservative Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]	Nomura VIP Pathfinder Conservative Series seeks to provide total return consistent with a conservative level of risk as compared to the other Nomura VIP Pathfinder Series.
Nomura VIP Pathfinder Moderate — Managed Volatility Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]
Nomura VIP Pathfinder Moderate — Managed Volatility Series seeks to provide total return consistent with a moderate level of risk as compared to the other Nomura VIP Pathfinder Managed Volatility Series, while seeking to manage volatility of investment return.

Nomura VIP Pathfinder Moderately Aggressive — Managed Volatility Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]
Nomura VIP Pathfinder Moderately Aggressive — Managed Volatility Series seeks to provide growth of capital, but also to seek income consistent with a moderately aggressive level of risk as compared to the other Nomura VIP Pathfinder Managed Volatility Series, while seeking to manage volatility of investment return.

Nomura VIP Pathfinder Moderately Conservative — Managed Volatility Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]
Nomura VIP Pathfinder Moderately Conservative — Managed Volatility Series seeks to provide total return consistent with a moderately conservative level of risk as compared to the other Nomura VIP Pathfinder Managed Volatility Series, while seeking to manage volatility of investment return.